Business segment information - Summary of components of other significant items (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Share of profit (loss) of investments accounted for using the equity method:
Share of profit (loss) of investments accounted for using the equity method	¥ (7,801)	¥ 10,502	¥ 24,449
Depreciation and amortization:
Depreciation and amortization	1,152,987	1,144,981	1,004,590
Operating segments [member]
Share of profit (loss) of investments accounted for using the equity method:
Share of profit (loss) of investments accounted for using the equity method	(7,801)	10,502	24,449
Depreciation and amortization:
Depreciation and amortization	1,144,846	1,130,842	985,969
Corporate and elimination [member]
Depreciation and amortization:
Depreciation and amortization	8,141	14,139	18,621
Game & Network Services [member] | Operating segments [member]
Share of profit (loss) of investments accounted for using the equity method:
Share of profit (loss) of investments accounted for using the equity method	823	922	144
Depreciation and amortization:
Depreciation and amortization	141,470	123,065	87,201
Music [member] | Operating segments [member]
Share of profit (loss) of investments accounted for using the equity method:
Share of profit (loss) of investments accounted for using the equity method	4,556	6,091	7,063
Depreciation and amortization:
Depreciation and amortization	106,089	84,576	67,240
Pictures [member] | Operating segments [member]
Share of profit (loss) of investments accounted for using the equity method:
Share of profit (loss) of investments accounted for using the equity method	(620)	(173)	515
Depreciation and amortization:
Depreciation and amortization	491,713	541,106	506,697
Entertainment, Technology & Services [member] | Operating segments [member]
Share of profit (loss) of investments accounted for using the equity method:
Share of profit (loss) of investments accounted for using the equity method	1,389	777	1,076
Depreciation and amortization:
Depreciation and amortization	99,984	101,676	97,448
Imaging & Sensing Solutions [member] | Operating segments [member]
Share of profit (loss) of investments accounted for using the equity method:
Share of profit (loss) of investments accounted for using the equity method	(1,340)	(4,155)	(1,128)
Depreciation and amortization:
Depreciation and amortization	273,026	247,900	196,674
Financial Services [member] | Operating segments [member]
Share of profit (loss) of investments accounted for using the equity method:
Share of profit (loss) of investments accounted for using the equity method	64	(55)
Financial Services, including deferred insurance acquisition costs [member] | Operating segments [member]
Depreciation and amortization:
Depreciation and amortization	27,399	27,689	26,333
All Other [member]
Share of profit (loss) of investments accounted for using the equity method:
Share of profit (loss) of investments accounted for using the equity method	(12,673)	7,095	16,779
Depreciation and amortization:
Depreciation and amortization	¥ 5,165	¥ 4,830	¥ 4,376